UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [X]; Amendment Number: 1
  This Amendment (check only one):
  [ X] is a restatement
  [  ] adds new holdings entries

Institutional Investment Manger Filing this Report:
Name: AKRE CAPITAL MANAGEMENT, LLC
Address: 1001 NINETEENTH STREET NORTH
         ARLINGTON, VA  22209

Form 13F File Number:       28 -   ____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Melissa Ronaldson
Title: Director of Client Services
Phone: 703-312-9720

Signature, Place, and Date of Signing:
Melissa Ronaldson		Arlington, VA	21-May-01
[Signature]			[City, State]	[Date]

Report Type (check only one):
[ X ] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)
[   ]  13F NOTICE  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))
[   ]  13F COMBINATION REPORT  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section]
Form 13F File Number
Name
28-___________________
[Repeat as necessary]

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 38

Form 13F Information Table Value Total ($ in thousands): $100018

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



Form 13F Information Table

Issuer	    Cl   CUSIP	Value	  Prn	 Sh/	Inv Oth Sole
					x1000	  Amt  Prn Disc Mgr Mgr

Abbott Lab     com  002824100 581    12000  sh sole 0  12000
AES Inc        com  00130H105 1108   20000  sh sole 0  20000
Aether Systems com  00808V105 548    14000  sh sole 0	 14000
Airnet Systems com  009417106 155    40100  sh sole 0	 40100
Amer Tower     com  029912201 8588   344225 sh sole 0	 344225
AMT Jan'02 @30 call 0E999J051 795    600	  co sole 0	 600
Bank of NY     com  064057102 4925   89248  sh sole 0	 89248
Berk Hath A    com  084670108 8449   119    sh sole 0  119
Berk Hath B    com  084670207 2486   1056   sh sole 0	 1056
Bristol Myers  com  110122108 710    9600   sh sole 0  9600
Burke & Herb   com  121331102 1073   1638   sh sole 0  1638
Capital One    com  14040H105 658    10000  sh sole 0  10000
Ciena Corp     com  171779101 447    5500   sh sole 0  5500
CSCO Jan 01@65 put  1E9991364 810    300    co sole 0  300
Cisco Systems  com  17275R102 1148   30000  sh sole 0  30000
Citigroup      com  172967101 6207   121564 sh sole 0  121564
Coca-Cola      com  191216100 560    9192   sh sole 0  9192
Costco     	   com  22160K105 799    20000  sh sole 0	 20000
CSX Corp       com  126408103 247    9518   sh sole 0  9518
Dover Downs    com  260086103 4654   415975 sh sole 0  415975
Fed Home Loan  com  313400301 7004   101689 sh sole 0  101689
Gemstar Int'l  com  G3788V106 1499   32500  sh sole 0  32500
Green Mntn Cof com  393122106 375    7500   sh sole 0  7500
II VI Inc.     com  902104108 1063   70000  sh sole 0  70000
Infospace      com  45678T102 442    50000  sh sole 0  50000
Intl Spwy Cl A com  460335201 4771   125551 sh sole 0  125551
Lib Med Grp    com  001957208 1995   147085 sh sole 0  147085
Markel Corp    com  570535104 18075  99864  sh sole 0  99864
Merck          com  589331107 72     7700   sh sole 0  7700
Micros Sys     com  594901100 2238   122610 sh sole 0  122610
Oracle Corp    com  68389X105 378    13000  sh sole 0  13000
Penn Nat'l     com  707569109 11127  1092230 sh sole 0 1092230
Philip Mor     com  718154107 396    9000   sh sole 0  9000
Pinnacle Hldg  com  72346N101 363    40000  sh sole 0  40000
Radio One      com  75040P108 140    13100  sh sole 0  13100
Sun Microsys   com  866810104 307    11000  sh sole 0  11000
Wells Fargo    com  949740104 4129   74145  sh sole 0  74145